BASIS OF PRESENTATION 10Q (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
BASIS OF PRESENTATION [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

There are no recent accounting pronouncements that are applicable to us and adoption of which could potentially have a material impact on our consolidated financial statements.
Recent Accounting Pronouncements There are no recent accounting pronouncements that are applicable to us which could potentially have a material impact on our financial statements.